Loans and advances to financial institutions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Loans and advances to financial institutions [Abstract]
Repurchase agreements	[1]	R$ 48,278,561	R$ 96,304,582
Loans to financial institutions		10,849,695	8,946,346
Expected Credit Loss		(44,465)	(1,978)
Total		R$ 59,083,791	R$ 105,248,950

[1]	In 2019, it included investments in repo operations given in guarantee, in the amount of R$38,451,100 thousand (R$60,443,537 thousand in 2018).